Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs to fair value measurements - Level 1 meaning the use of quoted prices for identical instruments in active markets; Level 2 meaning the use of quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and Level 3 meaning the use of unobservable inputs.

See Note 2 for information regarding the methods used to determine the fair value of the Plan’s investments. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:
	Fair Value as of December 31, 2025
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$37,889	$—	$37,889
Common/collective trust funds	—	337,363	337,363
Mutual funds	13,239	—	13,239
Separate account:
Common stock	30,193	—	30,193
Common/collective trust funds	—	869	869
Other	978	—	978
Total	$82,299	$338,232	$420,531

	Fair Value as of December 31, 2024
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$41,341	$—	$41,341
Common/collective trust funds	—	305,953	305,953
Mutual funds	15,540	—	15,540
Separate account:
Common stock	28,941	—	28,941
Common/collective trust funds	—	791	791
Other	543	—	543
Total	$86,365	$306,745	$393,110
Amounts may not add due to rounding.